Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital [Member]	Other capital reserves [Member]	Foreign currency translation reserve [Member]	Remeasurement reserve [Member]	Retained earnings [Member]	Total
Beginning Balance at Jan. 01, 2017	$ 1,588,319	$ 28,837	$ (12,164)	$ (70,306)	$ 225,393	$ 1,760,079
Statements [Line Items]
Profit (Loss)					139,692	139,692
Other comprehensive (loss) income:			24,716	2,454		27,170
Total comprehensive (loss) income			24,716	2,454	139,692	166,862
Contributions by and distributions to owners:
Equity issuance	195,295					195,295
Share issue costs, net of tax	(6,205)					(6,205)
Warrants exercised	0
Dividends					(3,686)	(3,686)
Total contributions by and distributions to owners	189,090				(3,686)	185,404
Ending Balance at Dec. 31, 2017	1,777,409	28,837	12,552	(67,852)	361,399	2,112,345
Statements [Line Items]
Profit (Loss)					85,416	85,416
Other comprehensive (loss) income:			(24,371)	9,580		(14,791)
Total comprehensive (loss) income			(24,371)	9,580	85,416	70,625
Contributions by and distributions to owners:
Equity issuance	0
Share issue costs, net of tax	(80)					(80)
Warrants exercised	11					11
Dividends					(4,045)	(4,045)
Total contributions by and distributions to owners	(69)				(4,045)	(4,114)
Ending Balance at Dec. 31, 2018	$ 1,777,340	$ 28,837	$ (11,819)	$ (58,272)	$ 442,770	$ 2,178,856